Long-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Borrowings [Abstract]
Schedule of Long-Term Borrowings
Type of borrowings	Interest rate	June 30, 2025
Bank borrowings
Collateralized and uncollateralized borrowings	2.51%-3.05%	$5,907,275
Less: Current portion		(1,747,816)
		$4,159,459

Type of borrowings	Interest rate	December 31, 2024
Bank borrowings
Collateralized and uncollateralized borrowings	2.51%-3.05%	$6,344,559
Less: Current portion		(1,972,371)
		$4,372,188